INVESTMENT IN JOINT VENTURE - Movement in the carrying amount of the investment in joint venture (Details)	12 Months Ended
Dec. 31, 2025 USD ($)
Disclosure of joint ventures [line items]
Carrying amount at December 31, 2025	$ 12,050,000
THI
Disclosure of joint ventures [line items]
Fair value of retained interest at date of loss of control (Oct 17, 2025)	13,779,000
Payment for inventory transferred	(2,000,000)
Recognition of receivable from joint venture related to supplier obligations	304,000
Share of profit of THI (from October 17, 2025 to December 31, 2025)	(33,000)
Carrying amount at December 31, 2025	$ 12,050,000